Financial Assets at Fair Value Through Other Comprehensive Income - Schedule of Financial Assets at Fair Value Through Other Comprehensive Income (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Financial Instruments [Line Items]
Current assets	$ 0	$ 12,646
U.S. Treasury bills
Disclosure Of Financial Instruments [Line Items]
Current assets	0	1,750
U.S. Government agency bonds
Disclosure Of Financial Instruments [Line Items]
Current assets	0	3,953
Unlisted debt securities
Disclosure Of Financial Instruments [Line Items]
Current assets	$ 0	$ 6,943